Long-Term Debt	12 Months Ended
Aug. 31, 2018
Long-Term Debt [Abstract]
Long-Term Debt
12	Long-Term Debt

As part of the acquisitions of EXFO Optics and Astellia, the company assumed long-term debt (note 3).

	As at August 31,
	2018	2017

Unsecured, non-interest-bearing loans, denominated in euros, repayable in quarterly instalments, maturing in March 2024 and March 2025	$883	$ ‒
Unsecured loans, denominated in euros, repayable in monthly, quarterly or bi-annual instalments, bearing interest at annual rates of nil to 5.0%, maturing at different dates between December 2018 and September 2023	4,853	‒
Loans, secured by the universality of the assets of a subsidiary, denominated in euros, repayable in monthly instalments, bearing interest at annual rates of 0.7% to 2.0%, maturing at different dates between December 2018 and August 2022	828	‒
Loans, secured by the universality of the assets of a subsidiary, denominated in euros, repayable in monthly or quarterly instalments, bearing interest at annual rates of 1.1% to 2.9%, maturing at different dates between March 2020 and July 2022	2,264	‒

	8,828	‒
Current portion of long-term debt	2,921	‒
	$5,907	$ ‒

The company is subject to certain covenants under its long-term debt that were met as at August 31, 2018.

Principal repayments of long-term debt over the forthcoming years are as follows as at August 31, 2018:

No later than one year	$2,921
Later than one year and no later than five years	5,745
Later than five years	162
$8,828